PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Feb. 29, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consisted of the following (in millions):

	February 29, 2020	February 23, 2019
Land	$2,119.2	$2,382.7
Buildings	4,720.0	4,968.4
Property under construction	669.3	652.2
Leasehold improvements	1,706.6	1,468.3
Fixtures and equipment	5,802.4	5,132.1
Property and equipment under finance leases	882.5	970.8

Total property and equipment	15,900.0	15,574.5
Accumulated depreciation and amortization	(6,688.1)	(5,713.2)

Total property and equipment, net	$9,211.9	$9,861.3